Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	15 Months Ended	17 Months Ended	18 Months Ended	20 Months Ended	21 Months Ended	23 Months Ended	24 Months Ended	26 Months Ended	27 Months Ended	29 Months Ended	30 Months Ended	32 Months Ended	33 Months Ended	35 Months Ended	36 Months Ended	38 Months Ended	39 Months Ended	41 Months Ended	42 Months Ended	44 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	50 Months Ended	51 Months Ended	53 Months Ended	54 Months Ended	56 Months Ended	57 Months Ended	59 Months Ended	60 Months Ended	62 Months Ended	63 Months Ended	65 Months Ended	66 Months Ended	68 Months Ended	69 Months Ended	71 Months Ended	72 Months Ended	74 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 16, 2020	May 31, 2016	May 31, 2020	Aug. 31, 2016	Aug. 31, 2020	Nov. 30, 2016	Nov. 30, 2020	Feb. 28, 2017	Feb. 28, 2021	May 31, 2017	May 31, 2021	Aug. 31, 2017	Aug. 31, 2021	Nov. 30, 2017	Nov. 30, 2021	Feb. 28, 2018	Feb. 28, 2022	May 31, 2018	May 31, 2022	Aug. 31, 2018	Aug. 31, 2022	Nov. 30, 2018	Nov. 30, 2022	Feb. 28, 2019	Feb. 28, 2023	May 31, 2019	May 31, 2023	Aug. 31, 2019	Aug. 31, 2023	Nov. 30, 2019	Nov. 30, 2023	Feb. 29, 2020	Feb. 29, 2024	May 31, 2020	May 31, 2024	Aug. 31, 2020	Aug. 31, 2024	Nov. 30, 2020	Nov. 30, 2024	Feb. 28, 2021	Feb. 28, 2025	May 31, 2021	May 31, 2025	Aug. 31, 2021	Aug. 31, 2025	Nov. 30, 2021	Nov. 30, 2025	Feb. 28, 2022	Feb. 28, 2026	May 31, 2022	May 31, 2026	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000036131
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,060		$ 10,060		$ 10,130		$ 10,130		$ 10,150		$ 10,130		$ 10,110		$ 10,179		$ 10,235		$ 10,151		$ 10,276		$ 10,491		$ 10,620		$ 10,620		$ 10,811		$ 10,767		$ 11,144		$ 11,190		$ 11,428		$ 11,688		$ 11,862		$ 11,927		$ 11,999		$ 11,862		$ 11,634	$ 11,380	$ 11,352	$ 11,425	$ 11,425	$ 11,533	$ 11,668	$ 11,831	$ 12,098	$ 12,182	$ 12,409	$ 12,583	$ 12,861	$ 12,872	$ 12,993	$ 13,084
C000161061
Account Value [Line Items]
Accumulated Value		500,000		502,988		502,988		507,503		507,503		508,510		507,503		507,487		510,114		513,068		509,032		515,493		527,458		534,079		533,199		543,984		540,962		561,113		563,585		575,521		589,664		597,280		601,632		604,827		597,980		587,709	575,487	574,088	579,016	579,016	584,633	591,744	600,163	613,950	618,360	631,590	639,414	654,012	654,734	661,296	666,342
C000219321
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,250		$ 10,641		$ 10,693		$ 10,921		$ 11,190		$ 11,356		$ 11,439		$ 11,499		$ 11,390		$ 11,194		$ 10,977		$ 10,951		$ 11,045		$ 11,045		$ 11,161		$ 11,330		$ 11,495		$ 11,763		$ 11,855		$ 12,093		$ 12,278		$ 12,569		$ 12,590		$ 12,726		$ 12,833
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000		10,232		9,908		10,008		10,158		10,283		10,227		10,059		10,120		10,175		10,089		10,378		10,768		11,210		11,178		11,590		11,781		11,936		11,992		11,750		11,734		11,925		11,854		11,440		10,769		10,552	10,332	10,328	10,538	10,426	10,454	10,671	10,676	11,187	11,173	11,291	11,258	11,538	11,809	11,998	11,836
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		500,000		511,616		495,403		500,416		507,893		514,136		511,326		502,944		505,990		508,741		504,464		518,886		538,376		560,492		558,902		579,506		589,067		596,775		599,611		587,524		586,682		596,272		592,695		571,989		538,444		527,606	516,596	516,381	526,907	521,310	522,690	533,562	533,786	559,349	558,625	564,552	562,924	576,891	590,474	599,896	591,821
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,215		10,349		10,398		10,188		10,173		10,340		10,278		9,919		9,337		9,149		8,958		8,954		9,137		9,040		9,064		9,252		9,256		9,700		9,687		9,790		9,762		10,004		10,239		10,403		10,263
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Account Value [Line Items]
Accumulated Value		10,000		10,065		10,080		10,175		10,183		10,195		10,173		10,145		10,237		10,287		10,212		10,327		10,526		10,666		10,671		10,873		10,899		11,225		11,248		11,444		11,699		11,866		11,948		12,036		11,951		11,787	11,557	11,532	11,706	11,733	11,877	12,030	12,197	12,484	12,593	12,853	13,047	13,357	13,381	13,509	13,635
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Account Value [Line Items]
Accumulated Value		$ 500,000		$ 503,271		$ 503,980		$ 508,736		$ 509,169		$ 509,756		$ 508,641		$ 507,273		$ 511,825		$ 514,332		$ 510,598		$ 516,360		$ 526,277		$ 533,285		$ 533,539		$ 543,666		$ 544,929		$ 561,231		$ 562,396		$ 572,218		$ 584,967		$ 593,311		$ 597,407		$ 601,782		$ 597,536		$ 589,359	$ 577,858	$ 576,625	$ 585,310	$ 586,659	$ 593,854	$ 601,525	$ 609,841	$ 624,206	$ 629,670	$ 642,643	$ 652,353	$ 667,868	$ 669,032	$ 675,463	$ 681,768
Bloomberg U.S. 1-5 Year Treasury TIPS Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,296		$ 10,604		$ 10,626		$ 10,811		$ 11,052		$ 11,210		$ 11,287		$ 11,370		$ 11,289		$ 11,135		$ 10,918		$ 10,894		$ 11,058		$ 11,084		$ 11,220		$ 11,365		$ 11,522		$ 11,793		$ 11,897		$ 12,142		$ 12,325		$ 12,618		$ 12,640		$ 12,762		$ 12,881